Jun. 17, 2024

Supplement Dated June 17, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND
Effective May 31, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please add the following after the last paragraph:
In addition to the principal investment strategies discussed above, the Sub-Adviser may invest in collateralized loan obligations.
JNL/Loomis Sayles Global Growth Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:
Principal Investment Strategies.

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security’s “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.